Income taxes and deferred taxes - Deferred tax by nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes and deferred taxes
Intangible assets	€ 39,972	€ 25,322
Property, plant and equipment	2,460	2,020
Other current assets	1,284	1,693
Lease liabilities	3,530	3,591
Retirement benefit obligations	0	80
Deferred tax asset liability
Income taxes and deferred taxes
Intangible assets	4,125	2,454
Property, plant and equipment	7	0
Right-of-use assets	(634)	(636)
Other current assets	13
Financial debt (Recoverable Cash Advances and derivatives)	1,783	1,590
Lease liabilities	660	654
Retirement benefit obligations		20
Other current liabilities	(29)	(41)
Tax-losses carried forward	27,744	20,218
Total gross deferred tax assets/(liabilities)	33,655	24,259
Netting by tax entity	0	0
Unrecognized deferred tax assets	(33,608)	(24,218)
Total deferred tax assets/(liabilities)	47	41
Deferred tax asset
Income taxes and deferred taxes
Intangible assets	4,125	3,034
Property, plant and equipment	0	0
Right-of-use assets	0	0
Other current assets	13
Financial debt (Recoverable Cash Advances and derivatives)	1,827	1,655
Lease liabilities	660	654
Retirement benefit obligations		20
Other current liabilities	0	0
Tax-losses carried forward	27,744	20,218
Total gross deferred tax assets/(liabilities)	34,369	25,581
Netting by tax entity	(714)	(1,317)
Unrecognized deferred tax assets	(33,608)	(24,218)
Total deferred tax assets/(liabilities)	47	46
Deferred tax liability
Income taxes and deferred taxes
Property, plant and equipment	7	0
Intangible assets	0	(580)
Right-of-use assets	(634)	(636)
Other current assets	0
Financial debt (Recoverable Cash Advances and derivatives)	(44)	(65)
Lease liabilities	0	0
Retirement benefit obligations		0
Other current liabilities	(29)	(41)
Tax-losses carried forward	0	0
Total gross deferred tax assets/(liabilities)	(714)	(1,322)
Netting by tax entity	714	1,317
Unrecognized deferred tax assets	0	0
Total deferred tax assets/(liabilities)	€ 0	€ (5)